Non-controlling Interests ('NCI') and joint operations - Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Current assets	₨ 685,904		₨ 562,345		$ 9,041
Non-current assets	1,243,603		1,208,902		16,391
Current liabilities	654,720		589,149		8,630
Non-current liabilities	467,665		448,049		6,165
Equity attributable to equity holders of the Parent	635,766		584,597		8,380
Non-controlling interests	171,356		149,452		2,257
Revenue	1,311,917	$ 17,292	868,630	₨ 835,446
Expenses	(858,956)	(11,321)	(595,015)	(625,343)
(Loss)/Profit for the year	257,079	3,388	146,990	(42,100)
Profit / (loss) attributable to non-controlling interests	49,126	648	34,107	19,148
Profit / (loss) for the year	257,079	3,388	146,990	(42,100)
Total other comprehensive income for the year, net of income tax	8,837	117	2,062	7,018
Total comprehensive income / (loss) attributable to the equity holders of the Parent	216,362	2,852	114,005	(52,950)
Total comprehensive income / (loss) attributable to non-controlling interests	49,554	653	35,047	17,868
Total comprehensive income / (loss) during the year	265,916	3,505	149,052	(35,082)
Net cash inflow / (outflow) from operating activities	282,819	3,727	295,952	182,393
Net cash (outflow) / inflow from investing activities	(36,608)	(482)	(167,358)	(116,866)
Net cash (outflow) / inflow from financing activities	(208,166)	(2,744)	(131,371)	(87,356)
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
Current assets	239,851		245,694		3,161
Non-current assets	199,444		203,262		2,629
Current liabilities	59,544		77,512		785
Non-current liabilities	34,002		45,043		448
Equity attributable to equity holders of the Parent	224,460		211,900		2,958
Non-controlling interests	121,289		114,501		1,599
Revenue	287,896	3,795	220,704	183,321
Expenses	(191,929)	(2,530)	(141,492)	(115,651)
(Loss)/Profit for the year	95,967	1,265	79,212	67,670
Profit / (loss) attributable to equity holders of the Parent	62,302	821	51,424	43,933
Profit / (loss) attributable to non-controlling interests	33,665	444	27,788	23,737
Profit / (loss) for the year	95,967	1,265	79,212	67,670
Other comprehensive income / (loss) attributable to the equity holders of the Parent	(366)	(5)	(28)	(649)
Other comprehensive income / (loss) attributable to non-controlling interests	(198)	(3)	(15)	(351)
Total other comprehensive income for the year, net of income tax	(564)	(8)	(43)	(1,000)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	61,936	816	51,396	43,284
Total comprehensive income / (loss) attributable to non-controlling interests	33,467	441	27,773	23,386
Total comprehensive income / (loss) during the year	95,403	1,257	79,169	66,670
Dividends paid / payable to non-controlling interests, including dividend tax	(26,682)	(352)	(56,029)
Net cash inflow / (outflow) from operating activities	130,116	1,715	191,094	74,282
Net cash (outflow) / inflow from investing activities	(874)	(12)	(111,459)	(36,247)
Net cash (outflow) / inflow from financing activities	(116,452)	(1,535)	(95,286)	(19,276)
Net cash (outflow) / inflow	12,790	168	(15,651)	18,759
Bharat aluminium company limited [member]
Disclosure of subsidiaries [line items]
Current assets	30,910		28,748		407
Non-current assets	110,602		110,396		1,458
Current liabilities	42,091		53,990		555
Non-current liabilities	16,728		28,874		220
Equity attributable to equity holders of the Parent	42,173		28,703		556
Non-controlling interests	40,520		27,577		534
Revenue	136,070	1,793	96,879	87,465
Expenses	(109,491)	(1,443)	(86,221)	(89,262)
(Loss)/Profit for the year	26,579	350	10,658	(1,797)
Profit / (loss) attributable to equity holders of the Parent	13,555	179	5,436	(916)
Profit / (loss) attributable to non-controlling interests	13,024	171	5,222	(881)
Profit / (loss) for the year	26,579	350	10,658	(1,797)
Other comprehensive income / (loss) attributable to the equity holders of the Parent	(85)	(1)	(235)	19
Other comprehensive income / (loss) attributable to non-controlling interests	(81)	(1)	(225)	18
Total other comprehensive income for the year, net of income tax	(166)	(2)	(460)	37
Total comprehensive income / (loss) attributable to the equity holders of the Parent	13,470	178	5,201	(897)
Total comprehensive income / (loss) attributable to non-controlling interests	12,943	171	4,997	(863)
Total comprehensive income / (loss) during the year	26,413	349	10,198	(1,760)
Net cash inflow / (outflow) from operating activities	36,602	482	13,996	1,069
Net cash (outflow) / inflow from investing activities	(1,610)	(21)	(3,083)	(1,904)
Net cash (outflow) / inflow from financing activities	(31,714)	(418)	(11,463)	(886)
Net cash (outflow) / inflow	3,278	43	(550)	(1,721)
Other Subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	40,911		41,604		539
Non-current assets	151,829		134,990		2,001
Current liabilities	42,333		37,575		558
Non-current liabilities	81,169		77,778		1,070
Equity attributable to equity holders of the Parent	64,092		59,236		846
Non-controlling interests	9,547		7,374		124
Revenue	115,584	1,523	77,202	65,667
Expenses	(108,056)	(1,423)	(43,423)	(74,126)
(Loss)/Profit for the year	7,528	100	33,779	(8,459)
Profit / (loss) attributable to equity holders of the Parent	5,091	67	32,682	(4,751)
Profit / (loss) attributable to non-controlling interests	2,437	33	1,097	(3,708)
Profit / (loss) for the year	7,528	100	33,779	(8,459)
Other comprehensive income / (loss) attributable to the equity holders of the Parent	1,373	18	2,866	(2,102)
Other comprehensive income / (loss) attributable to non-controlling interests	707	10	1,180	(947)
Total other comprehensive income for the year, net of income tax	2,080	28	4,046	(3,049)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	6,464	85	35,548	(6,853)
Total comprehensive income / (loss) attributable to non-controlling interests	3,144	41	2,277	(4,655)
Total comprehensive income / (loss) during the year	9,608	126	37,825	(11,508)
Net cash inflow / (outflow) from operating activities	26,683	352	12,708	7,017
Net cash (outflow) / inflow from investing activities	(21,947)	(289)	(5,337)	(6,204)
Net cash (outflow) / inflow from financing activities	(2,511)	(33)	(6,763)	(4,186)
Net cash (outflow) / inflow	2,225	30	608	(3,373)
Total Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	311,672		316,046		4,107
Non-current assets	461,875		448,648		6,088
Current liabilities	143,968		169,077		1,898
Non-current liabilities	131,899		151,695		1,738
Equity attributable to equity holders of the Parent	330,725		299,839		4,360
Non-controlling interests	171,356		149,452		$ 2,257
Revenue	539,550	7,111	394,785	336,453
Expenses	(409,476)	(5,396)	(271,136)	(279,039)
(Loss)/Profit for the year	130,074	1,715	123,649	57,414
Profit / (loss) attributable to equity holders of the Parent	80,948	1,067	89,542	38,266
Profit / (loss) attributable to non-controlling interests	49,126	648	34,107	19,148
Profit / (loss) for the year	130,074	1,715	123,649	57,414
Other comprehensive income / (loss) attributable to the equity holders of the Parent	922	12	2,603	(2,732)
Other comprehensive income / (loss) attributable to non-controlling interests	428	6	940	(1,280)
Total other comprehensive income for the year, net of income tax	1,350	18	3,543	(4,012)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	81,870	1,079	92,145	35,534
Total comprehensive income / (loss) attributable to non-controlling interests	49,554	653	35,047	17,868
Total comprehensive income / (loss) during the year	131,424	1,732	127,192	53,402
Dividends paid / payable to non-controlling interests, including dividend tax	(26,682)	(352)	(56,029)
Net cash inflow / (outflow) from operating activities	193,401	2,549	217,798	82,368
Net cash (outflow) / inflow from investing activities	(24,431)	(322)	(119,879)	(44,355)
Net cash (outflow) / inflow from financing activities	(150,677)	(1,986)	(113,512)	(24,348)
Net cash (outflow) / inflow	₨ 18,293	$ 241	₨ (15,593)	₨ 13,665